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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED SEPTEMBER 30, 2008



CHECK HERE IF AMENDMENT [_]; AMENDMENT NUMBER:



THIS AMENDMENT (CHECK ONLY ONE.):

/_/ IS A RESTATEMENT.

/_/ ADDS NEW HOLDINGS ENTRIES.



INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:



NAME: ATKINSON INVESTMENT MANAGEMENT, LLC

ADDRESS: 100 OVERLOOK CENTER, 2(ND) FLOOR PRINCETON, NJ 08540



FORM 13F FILE NUMBER: 28-13488



THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM

IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED

TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND

COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS,

SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.



PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:



NAME: MICHAEL D. ATKINSON

TITLE: MEMBER, ATKINSON INVESTMENT LLC

PHONE: (609) 731-2734



SIGNATURE, PLACE, AND DATE OF SIGNING:





/s/Michael D. Atkinson

----------------------

MICHAEL D. ATKINSON

PRINCETON, NJ

APRIL 6, 2009





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REPORT TYPE (CHECK ONLY ONE.):



/X/ 13F HOLDINGS REPORT. (CHECK HERE IF ALL HOLDINGS OF THIS REPORTING MANAGER

ARE REPORTED IN THIS REPORT.)



/_/ 13F NOTICE. (CHECK HERE IF NO HOLDINGS REPORTED ARE IN THIS REPORT, AND ALL

HOLDINGS ARE REPORTED BY OTHER REPORTING MANAGER(S).)



/_/ 13F COMBINATION REPORT. (CHECK HERE IF A PORTION OF THE HOLDINGS FOR THIS

REPORTING MANAGER ARE REPORTED IN THIS REPORT AND A PORTION ARE REPORTED BY

OTHER REPORTING MANAGER(S).)





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FORM 13F SUMMARY PAGE





REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:



NONE



FORM 13F INFORMATION TABLE ENTRY TOTAL:

22



FORM 13F INFORMATION TABLE VALUE TOTAL:

$61,746 (THOUSANDS)



LIST OF OTHER INCLUDED MANAGERS:



PROVIDE A NUMBERED LIST OF THE NAME(S) AND FORM 13F FILE NUMBER(S) OF ALL

INSTITUTIONAL INVESTMENT MANAGERS WITH RESPECT TO WHICH THIS REPORT IS FILED,

OTHER THAN THE MANAGER FILING THIS REPORT.



NONE.







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



FORM 13F INFORMATION TABLE

AS OF SEPTEMBER 30, 2008

ATKINSON INVESTMENT MANAGEMENT LLC

                                                AMOUNT

                                                AND

                    TITLE OF            MARKET TYPE OF INVESTMENT OTHER     VOTING

NAME OF ISSUER      CLASS     CUSIP     VALUE   SECURITY* DISCRETION MANAGERS AUTHORITY

                                        (X1000)        SOLE                 SOLE

ABB LTD             Sponsored 000375204 1843    95000  95000                95000

                    ADR

BP PLC              Sponsored 055622104 2996    59715  59715                59715

                    ADR

CVS CAREMARK CORP   Common    126650100 1840    54660  54660                54660

COCA COLA CO        Common    191216100 4237    80121  80121                80121

COLGATE PALMOLIVE   Common    194162103 2756    36571  36571                36571

DEVON ENERGY CORP   Common    25179M103 1167    12791  12791                12791

NEW

DOVER CORP          Common    260003108 3009    74210  74210                74210

EMERSON ELEC CO     Common    291011104 4441    108877 108877               108877

FPL GROUP INC       Common    302571104 3031    60250  60250                60250

FAMOUS DAVES AMER   Common    307068106 231     38474  38474                38474

INC

FLUOR CORP NEW      Common    343412102 5004    89840  89840                89840

GENERAL ELECTRIC CO Common    369604103 3482    136532 136532               136532

GOOGLE INC          CL A      38259P508 1389    3467   3467                 3467

HORMEL FOODS CORP   Common    440452100 957     26367  26367                26367

JOHNSONS CTRLS INC  Common    478366107 1668    55000  55000                55000

MECHEL OAO          Sponsored 583840103 1616    90000  90000                90000

                    ADR

PEPSICO INC         Common    713448108 6034    84663  84663                84663

PROCTER & GAMBLE CO Common    742718109 5363    76949  76949                76949

SCHLUMBERGER LTD    Common    806857108 5159    66061  66061                66061

TEREX CORP NEW      Common    880779103 916     30000  30000                30000

TOTAL S A           Sponsored 89151E109 3502    57711  57711                57711

                    ADR

WYETH               Common    983024100 1108    30000  30000                30000




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*ALL OF THE SECURITIES LISTED WITHIN THIS COLUMN ARE STATED AS "SH."